CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ (DEFICIT) EQUITY - USD ($)	Preferred Stock This American Doc Series A	Preferred Stock Previously Reported Member Series A	Preferred Stock Previously Reported Member Series A	Preferred Stock Previously Reported Series A	Preferred Stock Previously Reported Series A-1	Preferred Stock Adjustment Series A	Preferred Stock Adjustment Series A-1	Preferred Stock Revision of Prior Period, Adjustment Series A	Preferred Stock Revision of Prior Period, Adjustment Series A-1	Preferred Stock Series A	Preferred Stock Series A This American Doc	Preferred Stock Series A	Preferred Stock Series A-1	Common Stock This American Doc	Common Stock Previously Reported Member	Common Stock Previously Reported	Common Stock Adjustment	Common Stock Revision of Prior Period, Adjustment	Common Stock This American Doc	Common Stock	Additional Paid-In Capital This American Doc	Additional Paid-In Capital Previously Reported Member	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Adjustment	Additional Paid-In Capital Revision of Prior Period, Adjustment	Additional Paid-In Capital This American Doc	Additional Paid-In Capital	Accumulated Deficit This American Doc	Accumulated Deficit Previously Reported Member	Accumulated Deficit Previously Reported	Accumulated Deficit Adjustment	Accumulated Deficit Revision of Prior Period, Adjustment	Accumulated Deficit This American Doc	Accumulated Deficit	Non-controlling Interest This American Doc	Non-controlling Interest Previously Reported Member	Non-controlling Interest Previously Reported	Non-controlling Interest Adjustment	Non-controlling Interest Revision of Prior Period, Adjustment	Non-controlling Interest This American Doc	Non-controlling Interest	This American Doc	Previously Reported Member	Previously Reported	Adjustment	Revision of Prior Period, Adjustment	This American Doc	Total
Balance at Dec. 31, 2022				$ 37	$ 123	$ (37)	$ (123)	$ 0	$ 0							$ 1,000	$ (536)	$ 464					$ 6,026,457	$ 696	$ 6,027,153					$ (6,238,928)	$ 0	$ (6,238,928)					$ (362,755)	$ 0	$ (362,755)					$ (574,066)	$ 0	$ (574,066)
Balance (in Shares) at Dec. 31, 2022				371,715	1,228,492	(371,715)	(1,228,492)									9,998,446	(5,358,803)	4,639,643
Net income (loss)																																												(456,019)	(78,710)			$ (534,729)
Balance at Mar. 31, 2023																																												(458,052)	(644,493)			(1,102,545)
Balance at Dec. 31, 2022				$ 37	$ 123	$ (37)	$ (123)	0	0							$ 1,000	$ (536)	$ 464					6,026,457	696	6,027,153					(6,238,928)	0	(6,238,928)					(362,755)	0	(362,755)					(574,066)	0	(574,066)
Balance (in Shares) at Dec. 31, 2022				371,715	1,228,492	(371,715)	(1,228,492)									9,998,446	(5,358,803)	4,639,643
Net income (loss)																																												(983,181)	(236,130)			(1,219,311)
Balance at Sep. 30, 2023																																												(985,296)	(789,413)			(1,774,709)
Balance at Dec. 31, 2022				$ 37	$ 123	$ (37)	$ (123)	0	0							$ 1,000	$ (536)	$ 464					$ 6,026,457	$ 696	6,027,153					$ (6,238,928)	$ 0	(6,238,928)					$ (362,755)	$ 0	(362,755)					(574,066)	0	(574,066)
Balance (in Shares) at Dec. 31, 2022				371,715	1,228,492	(371,715)	(1,228,492)									9,998,446	(5,358,803)	4,639,643
Net income (loss)								$ 0	$ 0									$ 0							$ 0							$ (3,762,930)							$ 0					(3,410,614)	(314,840)	$ (3,762,930)		(3,725,454)
Non-controlling interest										$ 0			$ 0							$ 0							$ 0							$ 0							$ 37,476							37,476
Balance at Dec. 31, 2023	$ 0									0			0	$ 464						$ 464	$ 6,027,153						6,027,153	$ (10,001,858)						(10,001,858)	$ (325,279)						(325,279)	$ (4,299,520)		(3,412,647)	(886,873)			(4,299,520)
Balance (in Shares) at Dec. 31, 2023														4,639,643						4,639,643
Shares issued upon conversion of ELOC Commitment Fee Note																																																0
Shares issued upon conversion of Working Capital Funds Advances																																																0
Shares issued to settled iDoc debt holders																																																0
Net income (loss)												$ 0								$ 0							0							62,770							31,980			29,169	65,581			94,750
Balance at Mar. 31, 2024	0													$ 464							6,027,153							(9,939,088)							(293,299)							(4,204,770)		(3,383,478)	(821,291)			(4,204,769)
Balance (in Shares) at Mar. 31, 2024														4,639,643
Balance at Dec. 31, 2023	0									0			0	$ 464						$ 464	6,027,153						6,027,153	(10,001,858)						(10,001,858)	(325,279)						(325,279)	(4,299,520)		(3,412,647)	(886,873)			(4,299,520)
Balance (in Shares) at Dec. 31, 2023														4,639,643						4,639,643
Net income (loss)																																												(332,792)	(238,560)			(571,352)
Balance at Jun. 30, 2024			$ 1												$ 1,481							$ 63,675,694							$ (10,573,210)							$ 0							$ 53,103,966	54,810,556	(1,706,590)			53,103,966
Balance (in Shares) at Jun. 30, 2024		6,158													14,806,820
Balance at Dec. 31, 2023	0									0			0	$ 464						$ 464	6,027,153						6,027,153	(10,001,858)						(10,001,858)	(325,279)						(325,279)	(4,299,520)		(3,412,647)	(886,873)			(4,299,520)
Balance (in Shares) at Dec. 31, 2023														4,639,643						4,639,643
Net income (loss)																																												(52,084,317)	(2,409,596)			(54,493,913)
Balance at Sep. 30, 2024			1												$ 1,536							65,427,362							(64,495,771)							0							933,128	4,759,012	(3,825,884)			933,128
Balance (in Shares) at Sep. 30, 2024		6,158													15,362,278
Balance at Dec. 31, 2023	0									0			0	$ 464						$ 464	6,027,153						6,027,153	(10,001,858)						(10,001,858)	(325,279)						(325,279)	(4,299,520)		(3,412,647)	(886,873)			(4,299,520)
Balance (in Shares) at Dec. 31, 2023														4,639,643						4,639,643
Net income (loss)										0			0							$ 0							0							(57,702,015)							0							(57,702,015)
Non-controlling interest																																																0
Stock based compensation										0			0							0							826,916							0							0							826,916
Balance at Dec. 31, 2024										$ 1			0							$ 1,630							67,683,754							(67,703,873)							0							(18,488)
Balance (in Shares) at Dec. 31, 2024										6,158										16,297,190
Shares issued as part of stock grants to vendors										$ 0			0							$ 23							625,727							0							0							625,750
Shares issued as part of stock grants to vendors (in Shares)																				227,500
Shares issued upon conversion of portion of Exchange Note										0			0							$ 47							1,177,436							0							0							1,177,483
Shares issued upon conversion of portion of Exchange Note (in Shares)																				469,606
Shares issued upon conversion of ELOC Commitment Fee Note										0			0							$ 5							79,495							0							0							79,500
Shares issued upon conversion of ELOC Commitment Fee Note (in Shares)																				50,000
Shares issued upon conversion of Working Capital Funds Advances										0			0							$ 20							404,980							0							0							405,000
Shares issued upon conversion of Working Capital Funds Advances (in Shares)																				202,500
Warrants and commitment shares issued in connection with the September 2024 Note										0			0							$ 10							(10)							0							0							0
Warrants and commitment shares issued in connection with the September 2024 Note (in Shares)																				100,000
Shares issued under ELOC										0			0							$ 38							759,962							0							0							760,000
Shares issued under ELOC (in Shares)																				380,000
Shares issued to non-controlling interest holders in TAD to obtain 100% interest in subsidiary										0			0							$ 36							(325,315)							0							325,279							0
Shares issued to non-controlling interest holders in TAD to obtain 100% interest in subsidiary (in Shares)																				354,441
Escrow shares released from stock payable										0			0							$ 24							127,686							0							0							127,710
Escrow shares released from stock payable (in Shares)																				239,424
Shares issued as conversion of debt of VSee debt holders										0			0							$ 1							155,564							0							0							155,565
Shares issued as conversion of debt of VSee debt holders (in Shares)																				12,846
Reverse recapitalization										0			0							$ 360							(17,957,293)							0							0							(17,956,933)
Reverse recapitalization (in Shares)																				3,603,966
Shares issued as consideration to iDoc shareholders										0			0							$ 495							67,450,680							0							0							67,451,175
Shares issued as consideration to iDoc shareholders (in Shares)																				4,950,000
Shares issued as conversion of iDoc debt as part of the consideration in the acquisition										0			0							$ 59							1,184,941							0							0							1,185,000
Shares issued as conversion of iDoc debt as part of the consideration in the acquisition (in Shares)																				592,500
Preferred shares issued as conversion of iDoc debt as part of the consideration in the acquisition										$ 0			0							$ 0							300,000							0							0							300,000
Preferred shares issued as conversion of iDoc debt as part of the consideration in the acquisition (in Shares)										300
Shares issued as conversion of VSee debt with Dominion in connection with the Exchange agreement										$ 0			0							$ 30							599,970							0							0							600,000
Shares issued as conversion of VSee debt with Dominion in connection with the Exchange agreement (in Shares)																				300,000
Preferred shares issued as conversion of VSee debt as contemplated by the business combination transaction										$ 0			0							$ 0							220,000							0							0							220,000
Preferred shares issued as conversion of VSee debt as contemplated by the business combination transaction (in Shares)										220
Preferred shares issued as conversion of DHAC sponsor debt as contemplated by the business combination transaction										$ 0			0							0							1,268,000							0							0							1,268,000
Preferred shares issued as conversion of DHAC sponsor debt as contemplated by the business combination transaction (in Shares)										1,268
Preferred shares issued as conversion of Underwriting Fee as contemplated by the business combination transaction										$ 1			0							0							4,369,999							0							0							4,370,000
Preferred shares issued as conversion of Underwriting Fee as contemplated by the business combination transaction (in Shares)										4,370
Shares issued to settled iDoc debt holders										$ 0			0							$ 12							227,988							0							0							228,000
Shares issued to settled iDoc debt holders (in Shares)																				114,000
Shares issued upon conversions of Additional Bridge Notes										$ 0			0							$ 6							159,875							0							0							159,881
Shares issued upon conversions of Additional Bridge Notes (in Shares)																				60,764
Balance at Mar. 31, 2024	$ 0													$ 464							$ 6,027,153							$ (9,939,088)							$ (293,299)							$ (4,204,770)		(3,383,478)	(821,291)			(4,204,769)
Balance (in Shares) at Mar. 31, 2024														4,639,643
Net income (loss)												0								$ 0							0							(634,122)							(31,980)			(361,961)	(304,141)			(666,102)
Stock based compensation												0								0							26,321							0							0							26,321
Balance at Jun. 30, 2024			1												$ 1,481							63,675,694							(10,573,210)							0							53,103,966	54,810,556	(1,706,590)			53,103,966
Balance (in Shares) at Jun. 30, 2024		6,158													14,806,820
Shares issued to non-controlling interest holders in TAD to obtain 100% interest in subsidiary											$ 0								$ 36							$ (325,315)							$ 0							$ 325,279							$ 0
Shares issued to non-controlling interest holders in TAD to obtain 100% interest in subsidiary (in Shares)																			354,441
Escrow shares released from stock payable												0								$ 24							127,686							0							0							127,710
Escrow shares released from stock payable (in Shares)																				239,424
Shares issued as conversion of debt of VSee debt holders												0								$ 1							155,564							0							0							155,565
Shares issued as conversion of debt of VSee debt holders (in Shares)																				12,846
Reverse recapitalization												0								$ 360							(17,957,293)							0							0							(17,956,933)
Reverse recapitalization (in Shares)																				3,603,966
Shares issued as consideration to iDoc shareholders												0								$ 495							67,450,680							0							0							67,451,175
Shares issued as consideration to iDoc shareholders (in Shares)																				4,950,000
Shares issued as conversion of iDoc debt as part of the consideration in the acquisition												0								$ 59							1,184,941							0							0							1,185,000
Shares issued as conversion of iDoc debt as part of the consideration in the acquisition (in Shares)																				592,500
Preferred shares issued as conversion of iDoc debt as part of the consideration in the acquisition												0								$ 0							300,000							0							0							300,000
Preferred shares issued as conversion of iDoc debt as part of the consideration in the acquisition (in Shares)										300
Shares issued as conversion of VSee debt with Dominion in connection with the Exchange agreement												0								$ 30							599,970							0							0							600,000
Shares issued as conversion of VSee debt with Dominion in connection with the Exchange agreement (in Shares)																				300,000
Preferred shares issued as conversion of VSee debt as contemplated by the business combination transaction												0								$ 0							220,000							0							0							220,000
Preferred shares issued as conversion of VSee debt as contemplated by the business combination transaction (in Shares)										220
Preferred shares issued as conversion of DHAC sponsor debt as contemplated by the business combination transaction												0								0							1,268,000							0							0							1,268,000
Preferred shares issued as conversion of DHAC sponsor debt as contemplated by the business combination transaction (in Shares)										1,268
Preferred shares issued as conversion of Underwriting Fee as contemplated by the business combination transaction												1								0							4,369,999							0							0							4,370,000
Preferred shares issued as conversion of Underwriting Fee as contemplated by the business combination transaction (in Shares)										4,370
Shares issued to settled iDoc debt holders												0								$ 12							227,988							0							0							228,000
Shares issued to settled iDoc debt holders (in Shares)																				114,000
Net income (loss)												0								$ 0							0							(53,922,561)							0			(51,751,525)	(2,171,036)			(53,922,561)
Stock based compensation												0								0							503,434							0							0							503,434
Balance at Sep. 30, 2024			$ 1												$ 1,536							$ 65,427,362							$ (64,495,771)							$ 0							$ 933,128	$ 4,759,012	$ (3,825,884)			933,128
Balance (in Shares) at Sep. 30, 2024		6,158													15,362,278
Shares issued upon conversion of portion of Additional Bridge Notes												0								$ 1							60,345							0							0							60,346
Shares issued upon conversion of portion of Additional Bridge Notes (in Shares)																				14,199
Shares issued as part of stock grants to vendors												0								$ 23							625,750							0							0							625,773
Shares issued as part of stock grants to vendors (in Shares)																				227,500
Shares issued upon conversion of portion of Exchange Note												0								$ 21							562,149							0							0							562,170
Shares issued upon conversion of portion of Exchange Note (in Shares)																				213,759
Warrants and commitment shares issued in connection with the September 2024 Note												$ 0								$ 10							(10)							0							0							0
Warrants and commitment shares issued in connection with the September 2024 Note (in Shares)																				100,000
Balance at Dec. 31, 2024										$ 1			0							$ 1,630							67,683,754							(67,703,873)							0							(18,488)
Balance (in Shares) at Dec. 31, 2024										6,158										16,297,190
Net income (loss)										$ 0										$ 0							0							(3,959,440)							0							(3,959,440)
Payment to shareholder										0										0							(10,000)							0							0							(10,000)
Issuance during the period										0										$ 13							90,621							0							0							90,634
Issuance during the period (in Shares)																				125,000
Stock based compensation										0										$ 0							400,297							0							0							400,297
Balance at Mar. 31, 2025										$ 1										$ 1,643							68,164,672							(71,663,313)							0							(3,496,997)
Balance (in Shares) at Mar. 31, 2025										6,158										16,422,190
Balance at Dec. 31, 2024										$ 1			$ 0							$ 1,630							67,683,754							(67,703,873)							0							(18,488)
Balance (in Shares) at Dec. 31, 2024										6,158										16,297,190
Net income (loss)																																																$ (6,862,468)
Issuance during the period (in Shares)																																																725,500
Balance at Sep. 30, 2025										$ 1										$ 1,703							68,989,139							(74,566,341)							0							$ (5,575,498)
Balance (in Shares) at Sep. 30, 2025										6,158										17,022,690
Balance at Mar. 31, 2025										$ 1										$ 1,643							68,164,672							(71,663,313)							0							(3,496,997)
Balance (in Shares) at Mar. 31, 2025										6,158										16,422,190
Net income (loss)										$ 0										$ 0							0							(2,613,283)							0							(2,613,283)
Stock based compensation										0										0							373,977							0							0							373,977
Balance at Jun. 30, 2025										$ 1										$ 1,643							68,538,649							(74,276,596)							0							(5,736,303)
Balance (in Shares) at Jun. 30, 2025										6,158										16,422,190
Net income (loss)										$ 0										$ 0							0							(289,745)							0							(289,745)
Issuance during the period										0										$ 60							450,490							0							0							$ 450,550
Issuance during the period (in Shares)																				600,500																												600,500
Balance at Sep. 30, 2025										$ 1										$ 1,703							$ 68,989,139							$ (74,566,341)							$ 0							$ (5,575,498)
Balance (in Shares) at Sep. 30, 2025										6,158										17,022,690